Inventories, Net (Tables)	3 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Merchandised goods	$764,313	$949,724
Less inventory reserves	(27,683)	(27,617)
	$736,630	$922,107